Summary of Interest Rate Swap Contracts (Parenthetical) (Detail) - Interest Rate Swap - Designated as Hedges	6 Months Ended
Jun. 30, 2022
London Interbank Offered Rate (LIBOR)
Derivative [Line Items]
Derivative term	May 30, 2031
SOFR
Derivative [Line Items]
Derivative term	March 17, 2031
Minimum | London Interbank Offered Rate (LIBOR)
Derivative [Line Items]
Fixed interest rate on derivative contracts	0.17%
Minimum | SOFR
Derivative [Line Items]
Fixed interest rate on derivative contracts	0.36%
Maximum | London Interbank Offered Rate (LIBOR)
Derivative [Line Items]
Fixed interest rate on derivative contracts	1.28%
Maximum | SOFR
Derivative [Line Items]
Fixed interest rate on derivative contracts	2.99%